Consolidated Statements of Financial Position - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Current
Cash and cash equivalents	$ 290,684	$ 424,124
Other receivables	11,047	18,848
Prepaid expenses and deposits	218,422	154,571
Total Current Assets	520,153	597,543
Non-Current
Office and equipment	147,179	158,300
Mineral properties	5,035,259	5,035,259
Right-of use assets	186,388	266,268
Prepaid expenses and deposits	530,781	593,481
Total Assets	6,419,760	6,650,851
Current
Accounts payable and accrued liabilities	518,240	484,787
Lease liability	78,068	70,654
Due to related party	57,853	23,196
Total Current Liabilities	654,161	578,637
Non-Current
Lease liability	124,819	202,887
Total Liabilities	778,980	781,524
Shareholders’ Equity
Share capital	17,745,232	12,510,260
Reserves	1,670,580	1,416,205
Deficit	(13,775,032)	(8,057,138)
Total Shareholders’ Equity	5,640,780	5,869,327
Total Liabilities and Shareholders’ Equity	$ 6,419,760	$ 6,650,851